Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Provision for income taxes attributable to continuing operations
Income taxes at the federal statutory rate	$ 77,789	$ 65,969	$ 52,941
Non-deductible expense related to incentive stock options	(633)	0	1
State income tax, net of federal benefit	349	2,728	2,172
Change in valuation allowance	2,242	1,425	1,273
Federal tax credits	(922)	(167)	(134)
Foreign tax credit	(4,342)	(4,356)	(2,849)
Effect of permanently reinvesting foreign earnings	(3,820)	0	0
Other	589	873	738
Total provision	$ 71,252	$ 66,472	$ 54,142
Effective Tax Rate	32.10%	35.30%	35.80%